Intangible Assets Subject to Amortization Acquired (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 11,226
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,949
Patent rights
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	1,811
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	4,014
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 452